Current and deferred tax - Summary of Income Tax expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense [Line Items]
Current tax on profits for the year	$ (877)	$ (1,646)	$ (4,904)
Increase in deferred tax	4,902	11,118	616
Total income tax	$ 4,025	$ 9,472	$ (4,288)